Right-of-Use Assets, net and Lease Liabilities - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Right-of-use assets [Roll Forward]
Net book amount, Beginning balance	$ 453
Additions	0
Depreciation	(135)
Exchange difference	(1)
Net book amount, Ending balance	317
Cost	1,193
Accumulated depreciation	(875)
Exchange difference	(1)
Net book value	$ 317